STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Paid-in Capital [Member]	Subscription Receivable / Receivable for Issuance of Common Stock [Member]	Deferred Charges [Member]	Unrealized Loss on Securities [Member]	Accumulated Deficit [Member]	Deficit Accumulated During Development Stage [Member]
Balance at Dec. 31, 2002	$ (15,826)	$ 1					$ (15,827)
Balance, shares at Dec. 31, 2002		100
Retroactive recapitalization upon reverse acquisition		706	(706)
Retroactive recapitalization upon reverse acquisition, shares		706,973
Balance at Dec. 31, 2003	(15,826)	707	(706)				(15,827)
Balance, shares at Dec. 31, 2003		707,073
Common stock issued to founders		13,293	(13,293)
Common stock issued to founders, shares		13,292,927
Common stock issued for future services transaction one	256,000	1,600	254,400
Common stock issued for future services transaction one, shares		1,600,000
Common stock issued for future services transaction two	75,000	638	74,362
Common stock issued for future services transaction two, shares		637,500
Common stock issued at merger		2,000	(2,000)
Common stock issued at merger, shares		2,000,000
Conversion of notes payable	30,000	187	29,813
Conversion of notes payable, shares		187,500
Net loss	(722,146)							(722,146)
Balance at Dec. 31, 2004	(376,972)	18,425	342,576				(15,827)	(722,146)
Balance, shares at Dec. 31, 2004		18,425,000
Common stock issued for future services transaction one	585,500	210	585,290
Common stock issued for future services transaction one, shares		210,000
Common stock issued for future services transaction two	584,000	200	583,800
Common stock issued for future services transaction two, shares		200,000
Common stock issued in private placement transaction one	1,000,000	4,000	996,000
Common stock issued in private placement transaction one, shares		4,000,000
Conversion of notes payable	499,000	3,119	495,881
Conversion of notes payable, shares		3,118,750
Subscription receivable	(6,500)			(6,500)
Warrants issued for services transaction one	37,000		37,000
Warrants issued for services transaction two	24,200		24,200
Warrants issued for services transaction three	15,900		15,900
Warrants issued for future services	435,060		435,060
Exercise of warrants transaction one	75,000	300	74,700
Exercise of warrants transaction one, shares		300,000
Deferred charges for common stock issued for future services	(584,000)				(584,000)
Amortization of deferred charges	265,455				265,455
Net loss	(1,721,765)							(1,721,765)
Balance at Dec. 31, 2005	831,878	26,254	3,590,407	(6,500)	(318,545)		(15,827)	(2,443,911)
Balance, shares at Dec. 31, 2005		26,253,750
Common stock issued for future services transaction one	270,000	300	269,700
Common stock issued for future services transaction one, shares		300,000
Common stock issued for future services transaction two	620,000	400	619,600
Common stock issued for future services transaction two, shares		400,000
Common stock issued for future services transaction three	36,250	25	36,225
Common stock issued for future services transaction three, shares		25,000
Common stock issued for future services transaction four	29,400	60	29,340
Common stock issued for future services transaction four, shares		60,000
Common stock issued in private placement transaction one	425,000	850	424,150
Common stock issued in private placement transaction one, shares		850,000
Contributed capital related to accrued interest	35,624		35,624
Subscription receivable	6,500			6,500
Warrants issued for services transaction one	66,500		66,500
Warrants issued for future services	465,996		465,996
Options issued for services transaction one	428,888		428,888
Amortization of deferred charges	318,545				318,545
Unrealized gain (loss) on securities	(26,000)					(26,000)
Net loss	(2,933,809)							(2,933,809)
Balance at Dec. 31, 2006	574,772	27,889	5,966,430			(26,000)	(15,827)	(5,377,720)
Balance, shares at Dec. 31, 2006		27,888,750
Common stock issued for future services transaction one	106,250	152	106,098
Common stock issued for future services transaction one, shares		151,785
Common stock issued for future services transaction two	580,000	1,000	579,000
Common stock issued for future services transaction two, shares		1,000,000
Common stock issued in private placement transaction one	1,241,000	2,482	1,238,518
Common stock issued in private placement transaction one, shares		2,482,000
Common stock issued in private placement transaction two	1,060,524	1,768	1,058,756
Common stock issued in private placement transaction two, shares		1,767,540
Common stock issued for services and settlement for accounts payable transaction one	35,000	100	34,900
Common stock issued for services and settlement for accounts payable transaction one, shares		100,000
Common stock issued for services transaction one	102,000	150	101,850
Common stock issued for services transaction one, shares		150,000
Common stock issued for services transaction two	135,000	150	134,850
Common stock issued for services transaction two, shares		150,000
Common stock issued for services transaction three	288,000	400	287,600
Common stock issued for services transaction three, shares		400,000
Common stock subscription rescinded during the period	(200,000)	(400)	(199,600)
Common stock subscription rescinded during the period, shares		(400,000)
Warrants issued for services transaction one	36,370		36,370
Warrants issued for services transaction two	52,180		52,180
Warrants issued for services transaction three	293,476		293,476
Warrants issued for services transaction four	140,490		140,490
Warrants issued for services transaction five	52,946		52,946
Warrants issued for services transaction six	61,449		61,449
Warrants issued for services transaction seven	52,292		52,292
Warrants issued for services transaction eight	1,159		1,159
Warrants issued for future services	348,000		348,000
Options issued for services transaction one	17,589		17,589
Options issued for services transaction two	43,757		43,757
Options issued for services transaction three	41,653		41,653
Deferred charges for common stock issued for future services	(928,000)				(928,000)
Amortization of deferred charges	773,333				773,333
Unrealized gain (loss) on securities	(32,610)					(32,610)
Net loss	(4,223,449)							(4,223,449)
Balance at Dec. 31, 2007	653,180	33,690	10,449,763		(154,667)	(58,610)	(15,827)	(9,601,169)
Balance, shares at Dec. 31, 2007		33,690,075
Common stock issued in private placement transaction one	414,000	690	413,310
Common stock issued in private placement transaction one, shares		690,001
Common stock issued for services transaction one	75,000	100	74,900
Common stock issued for services transaction one, shares		100,000
Common stock issued for services transaction two	360,000	200	359,800
Common stock issued for services transaction two, shares		200,000
Receivable for the issuance of common stock	(12,500)			(12,500)
Warrants issued for services transaction one	27,014		27,014
Warrants issued for services transaction two	10,885		10,885
Warrants issued for services transaction three	121,713		121,713
Warrants issued for services transaction four	48,738		48,738
Warrants issued for services transaction five	31,444		31,444
Warrants issued for services transaction six	12,487		12,487
Warrants issued for services transaction seven	976,193		976,193
Warrants issued for future services			332,000		(332,000)
Exercise of warrants transaction one	80,000	320	79,680
Exercise of warrants transaction one, shares		320,000
Exercise of warrants transaction two	160,270	641	159,629
Exercise of warrants transaction two, shares		641,080
Exercise of warrants transaction three	135,000	270	134,730
Exercise of warrants transaction three, shares		270,000
Options issued for services transaction one	286,803		286,803
Options issued for services transaction two	30,750		30,750
Options issued for services transaction three	114,519		114,519
Options issued for services transaction four	525,263		525,263
Options issued for services transaction five	6,439		6,439
Amortization of deferred charges	431,337				431,337
Realized loss reclassification	58,610					58,610
Net loss	(4,340,607)							(4,340,607)
Balance at Dec. 31, 2008	206,538	35,911	14,196,060	(12,500)	(55,330)		(15,827)	(13,941,776)
Balance, shares at Dec. 31, 2008		35,911,156
Rights to purchase shares issued	132,058		132,058
Common stock issued in private placement transaction one	855,000	2,480	852,520
Common stock issued in private placement transaction one, shares		2,479,500
Common stock issued for services and settlement for accounts payable transaction one	25,000	100	24,900
Common stock issued for services and settlement for accounts payable transaction one, shares		100,000
Common stock issued for services and settlement for accounts payable transaction two	50,000	145	49,855
Common stock issued for services and settlement for accounts payable transaction two, shares		145,000
Common stock issued for services transaction one	58,000	100	57,900
Common stock issued for services transaction one, shares		100,000
Common stock issued for services transaction two	40,000	116	39,884
Common stock issued for services transaction two, shares		116,000
Common stock issued for services transaction three	75,000	100	74,900
Common stock issued for services transaction three, shares		100,000
Warrants issued for services transaction one	177,881		177,881
Exercise of purchase right agreement	45,138	181	44,957
Exercise of purchase right agreement, shares		180,550
Exercise of warrants transaction one	319,834	1,279	318,555
Exercise of warrants transaction one, shares		1,279,336
Exercise of warrants transaction two	400	400
Exercise of warrants transaction two, shares		400,000
Exercise of warrants transaction three	355,000	355	354,645
Exercise of warrants transaction three, shares		355,000
Options issued for services transaction one	199,234		199,234
Options issued for services transaction two	13,583		13,583
Options issued for services transaction three	67,838		67,838
Options issued for services transaction four	623,246		623,246
Options issued for services transaction five	61,346		61,346
Options issued for services transaction six	13,136		13,136
Options issued for services transaction seven	9,583		9,583
Options issued for services transaction eight	21,085		21,085
Contribution of accrued payroll	52,129		52,129
Amortization of deferred charges	55,330				55,330
Payment for the issuance of common stock	12,500			12,500
Net loss	(2,721,871)							(2,721,871)
Balance at Dec. 31, 2009	746,988	41,167	17,385,295				(15,827)	(16,663,647)
Balance, shares at Dec. 31, 2009		41,166,542
Common stock issued in private placement transaction one	1,500,000	1,500	1,498,500
Common stock issued in private placement transaction one, shares		1,500,000
Common stock issued for services transaction one	6,000	4	5,996
Common stock issued for services transaction one, shares		4,800
Common stock issued for services transaction two	4,650	5	4,645
Common stock issued for services transaction two, shares		5,000
Common stock issued for services transaction three	12,000	10	11,990
Common stock issued for services transaction three, shares		10,000
Warrants issued for services transaction one	213,459		213,459
Warrants issued for services transaction two	580,167		580,167
Warrants issued for services transaction three	214,063		214,063
Exercise of warrants transaction one	236,800	947	235,853
Exercise of warrants transaction one, shares		947,200
Exercise of warrants transaction two	3,450	10	3,440
Exercise of warrants transaction two, shares		10,000
Exercise of warrants transaction three	12,500	25	12,475
Exercise of warrants transaction three, shares		25,000
Exercise of warrants transaction four	282,500	283	282,218
Exercise of warrants transaction four, shares		282,500
Exercise of options	3,750	15	3,735
Exercised		15,000
Options issued for services transaction one	174,866		174,866
Options issued for services transaction two	14,873		14,873
Options issued for services transaction three	74,061		74,061
Options issued for services transaction four	643,812		643,812
Options issued for services transaction five	31,478		31,478
Options issued for services transaction six	27,434		27,434
Options issued for services transaction seven	286,002		286,002
Net loss	(3,713,232)							(3,713,232)
Balance at Dec. 31, 2010	1,355,621	43,966	21,704,361				(15,827)	(20,376,879)
Balance, shares at Dec. 31, 2010		43,966,042
Common stock issued in private placement transaction one	1,000,000	1,000	999,000
Common stock issued in private placement transaction one, shares		1,000,000
Common stock issued for services transaction one	14,500	10	14,490
Common stock issued for services transaction one, shares		10,000
Common stock issued for services transaction two	10,400	10	10,390
Common stock issued for services transaction two, shares		10,000
Common stock issued for services transaction three	14,500	10	14,490
Common stock issued for services transaction three, shares		10,000
Common stock issued for services transaction four	2,163	2	2,161
Common stock issued for services transaction four, shares		2,018
Common stock issued for commitment shares	162,896	151	162,746
Common stock issued for commitment shares, shares		150,830
Common stock issued for additional commitment shares transaction one	3,470	3	3,467
Common stock issued for additional commitment shares transaction one, shares		3,017
Common stock issued to institutional investor transaction one	200,000	185	199,815
Common stock issued to institutional investor transaction one, shares		185,185
Warrants issued for services transaction one	306,765		306,765
Warrants issued for services transaction two	64,983		64,983
Warrants issued for services transaction three	36,585		36,585
Warrants issued for services transaction four	109,820		109,820
Warrants issued for services transaction five	1,288		1,288
Options issued for services transaction one	285		285
Options issued for services transaction two	39,829		39,829
Options issued for services transaction three	383,881		383,881
Options issued for services transaction four	26,648		26,648
Options issued for services transaction five	65,447		65,447
Options issued for services transaction six	212,136		212,136
Options issued for services transaction seven	79,702		79,702
Options issued for services transaction eight	17,204		17,204
Options issued for services transaction nine	4,384		4,384
Options issued for services transaction ten	53,124		53,124
Net loss	(3,482,622)							(3,482,622)
Balance at Dec. 31, 2011	683,009	45,337	24,513,000				(15,827)	(23,859,501)
Balance, shares at Dec. 31, 2011		45,337,092
Common stock issued for services transaction one	1,607	1	1,606
Common stock issued for services transaction one, shares		1,406
Common stock issued for additional commitment shares transaction one	4,948	3	4,945
Common stock issued for additional commitment shares transaction one, shares		3,017
Common stock issued for additional commitment shares transaction two	5,038	3	5,035
Common stock issued for additional commitment shares transaction two, shares		3,017
Common stock issued for additional commitment shares transaction three	21,645	7	21,638
Common stock issued for additional commitment shares transaction three, shares		7,542
Common stock issued for additional commitment shares transaction four	5,943	3	5,940
Common stock issued for additional commitment shares transaction four, shares		3,017
Common stock issued for additional commitment shares transaction five	11,765	5	11,760
Common stock issued for additional commitment shares transaction five, shares		4,525
Common stock issued for additional commitment shares transaction six	7,965	3	7,962
Common stock issued for additional commitment shares transaction six, shares		3,017
Common stock issued for additional commitment shares transaction seven	6,728	3	6,725
Common stock issued for additional commitment shares transaction seven, shares		3,017
Common stock issued for additional commitment shares transaction eight	5,431	3	5,428
Common stock issued for additional commitment shares transaction eight, shares		3,017
Common stock issued for additional commitment shares transaction nine	5,672	3	5,669
Common stock issued for additional commitment shares transaction nine, shares		3,017
Common stock issued for additional commitment shares transaction ten	5,793	3	5,790
Common stock issued for additional commitment shares transaction ten, shares		3,017
Common stock issued for additional commitment shares transaction eleven	4,827	3	4,824
Common stock issued for additional commitment shares transaction eleven, shares		3,017
Common stock issued for additional commitment shares transaction twelve	5,823	3	5,820
Common stock issued for additional commitment shares transaction twelve, shares		3,017
Common stock issued for additional commitment shares transaction thirteen	10,258	6	10,252
Common stock issued for additional commitment shares transaction thirteen, shares		6,034
Common stock issued for additional commitment shares transaction fourteen	4,073	3	4,070
Common stock issued for additional commitment shares transaction fourteen, shares		3,017
Common stock issued for additional commitment shares transaction fifteen	3,862	3	3,859
Common stock issued for additional commitment shares transaction fifteen, shares		3,017
Common stock issued for additional commitment shares transaction sixteen	3,862	3	3,859
Common stock issued for additional commitment shares transaction sixteen, shares		3,017
Common stock issued for additional commitment shares transaction seventeen	3,560	3	3,557
Common stock issued for additional commitment shares transaction seventeen, shares		3,017
Common stock issued for additional commitment shares transaction eighteen	3,258	3	3,255
Common stock issued for additional commitment shares transaction eighteen, shares		3,017
Common stock issued for additional commitment shares transaction nineteen	3,289	3	3,286
Common stock issued for additional commitment shares transaction nineteen, shares		3,017
Common stock issued for additional commitment shares transaction twenty	1,568	2	1,566
Common stock issued for additional commitment shares transaction twenty, shares		1,508
Common stock issued for additional commitment shares transaction twenty-one	2,488	2	2,486
Common stock issued for additional commitment shares transaction twenty-one, shares		2,262
Common stock issued for additional commitment shares transaction twenty-two	3,017	3	3,014
Common stock issued for additional commitment shares transaction twenty-two, shares		3,017
Common stock issued to institutional investor transaction one	200,000	198	199,802
Common stock issued to institutional investor transaction one, shares		197,433
Common stock issued to institutional investor transaction two	199,999	167	199,832
Common stock issued to institutional investor transaction two, shares		167,084
Common stock issued to institutional investor transaction three	499,999	317	499,682
Common stock issued to institutional investor transaction three, shares		316,455
Common stock issued to institutional investor transaction four	200,000	120	199,880
Common stock issued to institutional investor transaction four, shares		120,482
Common stock issued to institutional investor transaction five	299,999	158	299,841
Common stock issued to institutional investor transaction five, shares		158,144
Common stock issued to institutional investor transaction six	200,001	97	199,904
Common stock issued to institutional investor transaction six, shares		96,479
Common stock issued to institutional investor transaction seven	200,000	92	199,908
Common stock issued to institutional investor transaction seven, shares		91,324
Common stock issued to institutional investor transaction eight	200,001	119	199,882
Common stock issued to institutional investor transaction eight, shares		119,048
Common stock issued to institutional investor transaction nine	399,999	221	399,778
Common stock issued to institutional investor transaction nine, shares		220,994
Common stock issued to institutional investor transaction ten	200,001	131	199,870
Common stock issued to institutional investor transaction ten, shares		130,719
Common stock issued to institutional investor transaction eleven	200,000	120	199,880
Common stock issued to institutional investor transaction eleven, shares		119,976
Common stock issued to institutional investor transaction twelve	199,999	132	199,867
Common stock issued to institutional investor transaction twelve, shares		132,450
Common stock issued to institutional investor transaction thirteen	200,001	119	199,882
Common stock issued to institutional investor transaction thirteen, shares		119,261
Common stock issued to institutional investor transaction fourteen	200,000	177	199,823
Common stock issued to institutional investor transaction fourteen, shares		176,991
Common stock issued to institutional investor transaction fifteen	200,001	178	199,823
Common stock issued to institutional investor transaction fifteen, shares		177,510
Common stock issued to institutional investor transaction sixteen	200,000	180	199,820
Common stock issued to institutional investor transaction sixteen, shares		180,668
Common stock issued to institutional investor transaction seventeen	200,000	182	199,818
Common stock issued to institutional investor transaction seventeen, shares		181,818
Common stock issued to institutional investor transaction eighteen	200,000	188	199,812
Common stock issued to institutional investor transaction eighteen, shares		188,147
Common stock issued to institutional investor transaction nineteen	199,999	196	199,803
Common stock issued to institutional investor transaction nineteen, shares		196,078
Common stock issued to institutional investor transaction twenty	100,000	98	99,902
Common stock issued to institutional investor transaction twenty, shares		98,039
Common stock issued to institutional investor transaction twenty-one	350,000	350	349,650
Common stock issued to institutional investor transaction twenty-one, shares		350,000
Warrants issued for services transaction one	36,605		36,605
Warrants issued for services transaction two	157,127		157,127
Warrants issued for services transaction three	13,709		13,709
Warrants issued for services transaction four	55,648		55,648
Warrants issued for services transaction five	28,237		28,237
Exercise of warrants transaction one	50,000	40	49,960
Exercise of warrants transaction one, shares		40,000
Exercise of warrants transaction two	6,900	20	6,880
Exercise of warrants transaction two, shares		20,000
Exercise of warrants transaction three	225,000	900	224,100
Exercise of warrants transaction three, shares		900,000
Exercise of options	162,500	250	162,250
Exercised		250,000
Options issued for services transaction one	38,194		38,194
Options issued for services transaction two	85,290		85,290
Options issued for services transaction three	48,510		48,510
Options issued for services transaction four	41,156		41,156
Options issued for services transaction five	26,304		26,304
Options issued for services transaction six	51,392		51,392
Options issued for services transaction seven	139,755		139,755
Options issued for services transaction eight	42,227		42,227
Options issued for services transaction nine	462,455		462,455
Options issued for services transaction ten	56,568		56,568
Options issued for services transaction eleven	15,611		15,611
Options issued for services transaction twelve	7,137		7,137
Options issued for services transaction thirteen	266,710		266,710
Options issued for services transaction fourteen	25,420		25,420
Options issued for services transaction fifteen	60,283		60,283
Options issued for services transaction sixteen	309,049		309,049
Options issued for services transaction seventeen	29,375		29,375
Options issued for services transaction eighteen	39,270		39,270
Options issued for services transaction nineteen	29,529		29,529
Options issued for services transaction twenty	42,195		42,195
Net loss	(4,556,538)							(4,556,538)
Balance at Dec. 31, 2012	3,661,046	50,161	32,042,751				(15,827)	(28,416,039)
Balance, shares at Dec. 31, 2012	50,160,758	50,160,758
Common stock issued for commitment shares	170,000	200	169,800
Common stock issued for commitment shares, shares		200,000
Common stock issued for additional commitment shares transaction one	3,349	3	3,346
Common stock issued for additional commitment shares transaction one, shares		3,017
Common stock issued for additional commitment shares transaction two	3,228	3	3,225
Common stock issued for additional commitment shares transaction two, shares		3,017
Common stock issued for additional commitment shares transaction three	4,103	3	4,100
Common stock issued for additional commitment shares transaction three, shares		3,017
Common stock issued for additional commitment shares transaction four	4,073	3	4,070
Common stock issued for additional commitment shares transaction four, shares		3,017
Common stock issued for additional commitment shares transaction five	4,797	3	4,794
Common stock issued for additional commitment shares transaction five, shares		3,017
Common stock issued for additional commitment shares transaction six	4,677	3	4,674
Common stock issued for additional commitment shares transaction six, shares		3,017
Common stock issued for additional commitment shares transaction seven	3,590	3	3,587
Common stock issued for additional commitment shares transaction seven, shares		3,017
Common stock issued for additional commitment shares transaction eight	3,259	3	3,256
Common stock issued for additional commitment shares transaction eight, shares		3,017
Common stock issued for additional commitment shares transaction nine	3,198	3	3,195
Common stock issued for additional commitment shares transaction nine, shares		3,017
Common stock issued for additional commitment shares transaction ten	1,782	2	1,780
Common stock issued for additional commitment shares transaction ten, shares		1,730
Common stock issued for additional commitment shares transaction eleven	1,452	1	1,451
Common stock issued for additional commitment shares transaction eleven, shares		1,370
Common stock issued for additional commitment shares transaction twelve	1,587	2	1,585
Common stock issued for additional commitment shares transaction twelve, shares		1,526
Common stock issued for additional commitment shares transaction thirteen	1,553	1	1,552
Common stock issued for additional commitment shares transaction thirteen, shares		1,508
Common stock issued for additional commitment shares transaction fourteen	1,508	2	1,506
Common stock issued for additional commitment shares transaction fourteen, shares		1,508
Common stock issued to institutional investor transaction one	200,000	187	199,813
Common stock issued to institutional investor transaction one, shares		186,916
Common stock issued to institutional investor transaction two	199,999	196	199,803
Common stock issued to institutional investor transaction two, shares		196,078
Common stock issued to institutional investor transaction three	200,000	193	199,807
Common stock issued to institutional investor transaction three, shares		192,864
Common stock issued to institutional investor transaction four	200,000	176	199,824
Common stock issued to institutional investor transaction four, shares		175,948
Common stock issued to institutional investor transaction five	200,001	160	199,841
Common stock issued to institutional investor transaction five, shares		159,579
Common stock issued to institutional investor transaction six	200,000	149	199,851
Common stock issued to institutional investor transaction six, shares		149,254
Common stock issued to institutional investor transaction seven	200,000	175	199,825
Common stock issued to institutional investor transaction seven, shares		175,439
Common stock issued to institutional investor transaction eight	200,000	192	199,808
Common stock issued to institutional investor transaction eight, shares		192,308
Common stock issued to institutional investor transaction nine	200,000	200	199,800
Common stock issued to institutional investor transaction nine, shares		200,000
Common stock issued to institutional investor transaction ten	86,500	100	86,400
Common stock issued to institutional investor transaction ten, shares		100,000
Common stock issued to institutional investor transaction eleven	90,830	100	90,730
Common stock issued to institutional investor transaction eleven, shares		100,000
Common stock issued to institutional investor transaction twelve	101,170	100	101,070
Common stock issued to institutional investor transaction twelve, shares		100,000
Common stock issued to institutional investor transaction thirteen	100,000	100	99,900
Common stock issued to institutional investor transaction thirteen, shares		100,000
Common stock issued to institutional investor transaction fourteen	100,000	100	99,900
Common stock issued to institutional investor transaction fourteen, shares		100,000
Warrants issued for services transaction one	41,738		41,738
Warrants issued for services transaction two	69,455		69,455
Warrants issued for services transaction three	24,658		24,658
Exercise of warrants transaction one	15,625	13	15,612
Exercise of warrants transaction one, shares		12,500
Exercise of warrants transaction two	6,900	20	6,880
Exercise of warrants transaction two, shares		20,000
Exercise of options	38,733	38	38,695
Exercised		38,350
Exercise of options two	11,250	25	11,225
Exercised two		25,000
Reversal of common stock issuance		(2)	2
Reversal of common stock issuance, shares		2,000
Options issued for services transaction one	80,634		80,634
Options issued for services transaction two	48,378		48,378
Options issued for services transaction three	13,531		13,531
Options issued for services transaction four	26,232		26,232
Options issued for services transaction five	51,252		51,252
Options issued for services transaction six	29,154		29,154
Options issued for services transaction seven	151,350		151,350
Options issued for services transaction eight	36,287		36,287
Options issued for services transaction nine	37,242		37,242
Options issued for services transaction ten	6,920		6,920
Options issued for services transaction eleven	33,986		33,986
Options issued for services transaction twelve	2,394		2,394
Options issued for services transaction thirteen	60,399		60,399
Options issued for services transaction fourteen	46,337		46,337
Options issued for services transaction fifteen	50,801		50,801
Net loss	(3,912,326)							(3,912,326)
Balance at Dec. 31, 2013	3,122,632	52,618	35,414,206				(15,827)	(32,328,365)
Balance, shares at Dec. 31, 2013	52,617,789	52,617,789
Common stock issued in private placement transaction one	2,060,000	2,760	2,057,240
Common stock issued in private placement transaction one, shares		2,760,400
Common stock issued for services transaction one	2,000	2	1,998
Common stock issued for services transaction one, shares		2,371
Common stock issued for additional commitment shares transaction one	2,742	3	2,739
Common stock issued for additional commitment shares transaction one, shares		2,680
Common stock issued to institutional investor transaction one	177,660	200	177,460
Common stock issued to institutional investor transaction one, shares		200,000
Warrants issued for services transaction one	72,701		72,701
Exercise of warrants transaction one	142,830	414	142,416
Exercise of warrants transaction one, shares		414,000
Exercise of options	11,000	35	10,965
Exercised		35,000
Options issued for services transaction one	345,189		345,189
Net loss	(1,999,091)						(1,999,091)
Balance at Jun. 30, 2014	$ 3,937,663	$ 56,032	$ 38,224,914				$ (34,343,283)
Balance, shares at Jun. 30, 2014	56,032,240	56,032,240